Basis of Presentation and Consolidation (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Consolidation
Cash flow from operations	$ 19,000	$ (46,974)	$ (782)	$ 2,877	$ (13,450)